November 17, 2006

Via EDGAR

H. Roger Schwall

Mellissa Campbell Duru

U.S. Securities and Exchange Commission

Division of Corporate Finance

100 F. Street, NE

Mail Stop 7010

Washington, D.C. 20549-7010

Re: Continental Resources, Inc.—Registration Statement on Form S-1 (File No. 333-132257)

Dear Mr. Schwall and Ms. Duru:

On the date hereof, Continental Resources, Inc. (the “Company”) filed Amendment No. 4 to its Registration Statement on Form S-1 (File No. 333-132257) (“Amendment No. 4”). The primary purpose of the filing of Amendment No. 4 was to include financial information with respect to the Company as of and for the nine months ended September 30, 2006. In addition, the Company has updated certain other disclosure in Amendment No. 4 to reflect recent developments in its business and operations.

The Company has also provided herewith supplemental information to support the statement on page 59 of Amendment No. 4 that the Company ranked second among all oil companies in terms of gross operated crude oil production within certain Rocky Mountain states.

The Staff previously requested that the Company notify the Staff of all equity-related transactions prior to the effectiveness of the Registration Statement. On November 7, 2006, the Company granted an aggregate of 12,702 shares (139,722 shares after giving effect to the 11 for 1 stock split that the Company plans to effect in connection with the consummation of the offering) of restricted stock to thirty-five non-executive employees. Such shares were granted pursuant to the Company’s 2005 Long-Term Incentive Plan and will vest over a period of three years.

Five courtesy copies of Amendment No. 4 (marked against Amendment No. 3 to the Registration Statement) will be sent to Ms. Duru by overnight mail for your convenience. In addition, the Company acknowledges that it is required to include information regarding the number of shares to be sold in the offering and the anticipated price range in a pre-effective amendment to the Registration Statement. The Company anticipates including such information in the next amendment to the Registration Statement and also anticipates printing and distributing the preliminary prospectus included in such amendment to the Registration Statement at the time of filing.

Please direct any questions that you have with respect to the foregoing or with respect to Amendment No. 4 to the undersigned at (580) 249-4538 or to Will Jordan at (713) 758-3550.

Very truly yours,

/s/ Mark E. Monroe Mark E. Monroe
President and Chief Operating Officer

Mark E. Monroe

From:	Tracie Sledge
Sent:	Friday, November 10, 2006 4:54 PM
To:	Mark E. Monroe
Subject:	FW: Top Operators in 4 state Area
Attachments:	Sumup_Opr_Ytd_mm_vols_2006.xls

From: Wakefield, John [mailto:John.Wakefield@ihsenergy.com]

Sent: Friday, November 10, 2006 3:43 PM

To: Tracie Sledge

Subject: RE: Top Operators in 4 state Area

I have included 01/2006 through 08/2006 in this reissue of the Top Operators in a 4 state area.

Notice that some of the previous reported operator monthly crude oil volumes have changed due to late filings and amendments. Also July is the last month that all states have in common, you notice that two of the top operators have not filed their production for August as of this date.

If you have any questions please call or email me.

John Wakefield

Senior Program Analyst, IHS

Energy

5333 Westheimer, Suite 100

Houston, Tx 77056

Tel	+1 713 840 8282

Direct	+1 713 369 0293

Fax	+1 713 599 9108

john.wakefield@ihs.com

www.ihs.com or www.ihs.com/energy

Confidentiality Notice: The information in this e-mail may be confidential and / or privileged. This e-mail is intended to be reviewed by only the individual or organization named in the e-mail address. If you are not the intended recipient, you are hereby notified that any review, dissemination or copying of this e-mail and attachments, if any, or the information contained herein, is strictly prohibited.

YEAR	OPERATOR NAME	JAN_OIL	FEB_OIL	MAR_OIL	APR_OIL	MAY_OIL	JUN_OIL	JUL_OIL	AUG_OIL	8 Month Total	6 Month Total
2006	BURLINGTON RESOURCES O&G CO LP	1,157,560	1,143,431	1,368,936	1,272,984	1,490,121	1,425,233	1,435,960	1,435,080	10,729,305	8,428,314
2006	CONTINENTAL RESOURCES INCORPORATED	763,159	688,199	704,354	709,926	764,445	749,225	795,047	802,945	5,977,300	4,525,942
2006	MARATHON OIL COMPANY	757,715	674,498	755,125	712,595	761,771	752,110	757,038	761,121	5,931,973	4,499,760
2006	ENCORE OPERATING LIMITED PARTNERSHIP	606,752	555,150	616,496	559,280	612,799	583,953	605,270	602,147	4,741,847	3,579,945
2006	NANCE PETROLEUM CORPORATION	471,643	444,272	493,882	467,014	468,369	429,347	451,152	468,766	3,694,445	2,778,530
2006	MERIT ENERGY COMPANY	457,769	425,906	486,437	487,233	460,975	403,996	452,772	442,285	3,617,373	2,733,698
2006	ENERPLUS RESOURCES (USA) CORPORATION	401,638	356,479	397,661	413,061	442,018	420,259	447,221	0	2,878,337	2,120,220
2006	HEADINGTON OIL COMPANY LIMITED PARTNER	330,173	286,592	316,177	293,443	309,558	310,959	324,733	326,359	2,497,994	1,881,229
2006	WESTPORT OIL & GAS COMPANY LP	328,363	289,809	305,154	297,394	305,484	292,053	288,567	289,428	2,396,252	1,778,080
2006	CITATION OIL & GAS CORPORATION	255,517	225,685	250,566	239,694	246,745	237,265	238,521	238,550	1,932,543	1,451,341
2006	AMERADA HESS CORPORATION	269,452	244,978	276,154	261,999	257,406	241,541	240,868	238,426	2,030,824	1,516,394
2006	WHITING OIL & GAS CORPORATION	158,920	141,082	157,942	150,389	151,891	148,607	156,675	162,673	1,228,179	928,177
2006	PETRO-HUNT LLC	150,433	140,781	156,015	147,740	147,264	147,422	144,299	140,839	1,174,793	883,579
2006	EOG RESOURCES INCORPORATED	141,721	127,728	146,847	131,115	132,911	121,116	132,389	152,073	1,085,900	816,451
2006	SLAWSON EXPLORATION COMPANY INCORPORATED	110,855	100,988	115,821	103,252	103,771	110,831	104,543	94,689	844,750	632,907
2006	EL PASO E & P COMPANY L P	102,978	102,411	122,501	115,728	114,201	115,079	119,962	0	792,860	587,471
2006	XTO ENERGY INCORPORATED	93,326	80,057	95,140	101,826	101,140	97,834	97,773	99,194	766,290	592,907
2006	STONE ENERGY CORPORATION	85,578	88,530	96,118	89,450	91,250	87,766	86,741	89,514	714,947	540,839
2006	CHEVRON U S A INCORPORATED	93,966	90,820	94,520	73,007	93,000	87,138	85,882	87,568	705,901	521,115